DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2015
DISPOSAL OF SUBSIDIARIES

32. DISPOSAL OF SUBSIDIARIES

In July 2014, the Group entered into an agreement to sell its VIE, Huopu Cloud, for a total consideration of RMB200 million (US$32.2 million) to a third-party purchaser. Pursuant to the agreement, the Group paid RMB30 million (US$4.8 million) to Huopu Cloud’s development team to retain them in Huopu Cloud and undertook Huopu Cloud’s operating costs and expenses from the date of disposal to December 31, 2014 in the amount of RMB19 million (US$3.1 million). Huopu Cloud developed and held a web game Qijiguilai. As of the transfer date, the net assets held by Huopu Cloud amounted to RMB11 million (US$1.8 million).The Group recognized a net gain of RMB 140 million (US$22.5 million) upon the disposal of Huopu Cloud in 2014.

In 2014, the Group established a subsidiary with two individual shareholders, Shanghai Kaiyue Information and technology Co., Ltd. (“Kaiyue”), while the Group owned 85% equity interest of Kaiyue. Kaiyue developed and held a mobile application named KingReader for online reading. In December 2014, the Company sold their 85% equity interest of Kaiyue to a third-party investor for an aggregate consideration of RMB 25.5 million (US$4.1 million), and recognized a net gain of RMB 25.5 million (US$4.1 million) upon the disposal of the subsidiary in 2014.